Riverbridge Growth Fund Investor Class: RIVRX Institutional Class: RIVBX
Summary Prospectus	April 4, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at http://www.riverbridge.com/mutual-funds/growth-fund.  You may also obtain this information at no cost by calling 888-447-4770 or by sending an e-mail request to Riverbridgefunds@umb.com.  The Fund's Statutory Prospectus and Statement of Additional Information, both dated April 1, 2014, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the Riverbridge Growth Fund (the “Growth Fund”) is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		1.00%		1.00%
Wire fee		$20		$20
Overnight check delivery fee		$15		$15
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees		0.75%		0.75%
Distribution (Rule 12b-1) fees		0.25%		None
Other expenses (includes shareholder service fees of up to 0.10%)		1.25%		1.25%
Shareholder service fees	0.01%		0.01%
All other expenses	1.24%		1.24%
Acquired Fund Fees and Expenses		0.02%		0.02%
Total annual fund operating expenses		2.27%		2.02%
Fees waived and/or expenses reimbursed1		(1.00)%		(1.00)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.27%		1.02%
_____________________________________________

1
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Growth Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively.  This agreement is in effect until March 31, 2015, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Growth Fund, subject to certain limitations, of fees waived or payments made to the Growth Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the costs of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$129	$613	$1,124	$2,528
Institutional Class shares	$104	$537	$996	$2,268

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Growth Fund will invest in equity securities of companies of any size, including small and mid- capitalization companies.  The Growth Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  While the Growth Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers.  The Growth Fund’s investments in foreign securities will be primarily comprised of U.S. dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”).  ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  The Growth Fund will invest in a portfolio of securities typically spread across many economic sectors.

The Growth Fund’s advisor believes that earnings power determines the value of a franchise.  The advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time.  The advisor uses a bottom-up approach that seeks to identify high quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Growth Fund is set forth below.  Before you decide whether to invest in the Growth Fund, carefully consider these risk factors associated with investing in the Growth Fund, which may cause investors to lose money.  There can be no assurance that the Fund will achieve its investment objective.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Growth Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Growth Fund participate, or factors relating to specific companies in which the Growth Fund invests.

Small- and Mid-Cap Company Risk.  The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general.  In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Foreign Investment Risk.  The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries.  In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Sector Risk.  From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy.  Each of those sectors may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies, which may impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company’s market valuation and access to equity funding.  For example, as of November 30, 2013, the Fund invested a significant amount of its total assets in the Information Technology sector.  Performance of companies in the Information Technology sector may be adversely impacted by many factors, including, among others, the supply and demand for specific products and services, the pace of technological development and government regulation.

Management and Strategy Risk.  The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.  Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.  Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.  Updated performance information is available at the Fund’s website, www.riverbridge.com, or by calling the Fund at 1-888-447-4470. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Return (before taxes) for Institutional Class Shares
For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	11.80%	Quarter Ended 3/31/13
Lowest Calendar Quarter Return at NAV	3.85%	Quarter Ended 6/30/13

Average Annual Total Returns (for periods ended December 31, 2013)

	One Year	Since Inception (December 31, 2012)

Institutional Class Shares - Return Before Taxes	37.57%	37.57%
Institutional Class Shares - Return After Taxes on Distributions	37.41%	37.41%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	21.40%	21.40%
Investor Class Shares– Return Before Taxes	37.27%	37.27%
Russell 3000 Growth (Reflects No Deductions for Fees, Expenses or Taxes)	34.23%	34.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

Investment Advisor

Riverbridge Partners, LLC

Portfolio Managers

Mark A. Thompson, Rick D. Moulton, CFA, and Dana L. Feick, CFA have served as the Growth Fund’s portfolio managers since its inception on December 31, 2012.

Purchase and Sale of Fund Shares

To purchase shares of the Fund, you must invest at least the minimum amount.  The following shows the Growth Fund’s minimum investment requirements for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Investor Class Shares
Direct Regular Accounts	$2,500	$100
Direct Retirement Accounts	$2,500	$100
Gift Account For Minors	$2,500	$100
Institutional Class Shares
All Accounts	$1 million	None

Shares of the Growth Fund are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request, or by telephone.

Tax Information

The Growth Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shareholders investing through such tax-deferred accounts may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Growth Fund and its related companies may pay the intermediary for the sale of Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.